Shareholder Report, Holdings (Details) - C000255106	Dec. 31, 2025
Taiwan Semiconductor Manufacturing Co., Ltd.6889106
Holdings [Line Items]
Percent of Total Investments	8.20%
Samsung Electronics Co., Ltd.6771720
Holdings [Line Items]
Percent of Total Investments	7.00%
Alibaba Group Holding, Ltd.BK6YZP5
Holdings [Line Items]
Percent of Total Investments	5.60%
MediaTek, Inc.6372480
Holdings [Line Items]
Percent of Total Investments	4.40%
ICICI Bank, Ltd.45104G104
Holdings [Line Items]
Percent of Total Investments	4.00%
SK Square Co., Ltd.BMG3GS6
Holdings [Line Items]
Percent of Total Investments	3.40%
Pan American Silver Corp.697900108
Holdings [Line Items]
Percent of Total Investments	3.40%
Kia Corp.6490928
Holdings [Line Items]
Percent of Total Investments	3.30%
Contemporary Amperex Technology Co., Ltd.BHQPSY7
Holdings [Line Items]
Percent of Total Investments	3.20%
Naspers, Ltd.BV2FFX7
Holdings [Line Items]
Percent of Total Investments	2.70%
Country_Other
Holdings [Line Items]
Percent of Net Asset Value	0.70%
China
Holdings [Line Items]
Percent of Net Asset Value	26.90%
Republic of Korea
Holdings [Line Items]
Percent of Net Asset Value	19.10%
Taiwan
Holdings [Line Items]
Percent of Net Asset Value	16.00%
South Africa
Holdings [Line Items]
Percent of Net Asset Value	7.50%
United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Canada
Holdings [Line Items]
Percent of Net Asset Value	4.70%
India
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Greece
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Mexico
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Indonesia
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Malaysia
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Argentina
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.10%